UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      PilotRock Investment Partners GP, LLC

Address:   410 Park Avenue, 17th Floor
           New York, NY  10022


Form 13F File Number: 28-10617


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. O'Malley, Jr
Title:  Managing Member
Phone:  (212) 364-1837

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas D. O'Malley, Jr.        New York, NY                       11/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      100,522
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10619              O'Malley, Jr., Thomas D.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AETNA INC NEW                 COM            00817Y108     1817    50000 SH       X          1          50000      0    0
ANNALY CAP MGMT INC           COM            035710409     4158   250000 SH       X          1         250000      0    0
BOARDWALK PIPELINE PARTNERS   UT LTD PARTNER 096627104     3205   125000 SH       X          1         125000      0    0
BOEING CO                     COM            097023105     2420    40000 SH       X          1          40000      0    0
BRUKER CORP                   COM            116794108      923    68238 SH       X          1          68238      0    0
CALUMET SPECIALTY PRODS PTNR  UT LTD PARTNER 131476103     2965   175000 SH       X          1         175000      0    0
CENTURYLINK INC               COM            156700106     5796   175000 SH       X          1         175000      0    0
GREAT BASIN GOLD LTD          COM            390124105     1052   622637 SH       X          1         622637      0    0
HERTZ GLOBAL HOLDINGS INC     COM            42805T105     2003   225000 SH       X          1         225000      0    0
INERGY L P                    UNIT LTD PTNR  456615103     5004   200000 SH       X          1         200000      0    0
LIFE TECHNOLOGIES CORP        COM            53217V109     3843   100000 SH       X          1         100000      0    0
LILLY ELI & CO                COM            532457108     3697   100000 SH       X          1         100000      0    0
MEDASSETS INC                 COM            584045108      211    21918 SH       X          1          21918      0    0
MFA FINANCIAL INC             COM            55272X102      878   125000 SH       X          1         125000      0    0
NEWMONT MINING CORP           COM            651639106     3462    55000 SH       X          1          55000      0    0
OCCIDENTAL PETE CORP DEL      COM            674599105     3575    50000 SH       X          1          50000      0    0
PENN VA RESOURCES PARTNERS LP COM            707884102     3509   150000 SH       X          1         150000      0    0
PFIZER INC                    COM            717081103     4420   250000 SH       X          1         250000      0    0
SEADRILL LIMITED              SHS            G7945E105     3510   127500 SH       X          1         127500      0    0
SPDR GOLD TRUST               GOLD SHS       78463V107    31612   200000 SH  CALL X          1                     0    0
TRANSATLANTIC PETROLEUM LTD   SHS            G89982105     1818  2216924 SH       X          1        2216924      0    0
UNITEDHEALTH GROUP INC        COM            91324P102     2306    50000 SH       X          1          50000      0    0
VERIZON COMMUNICATIONS INC    COM            92343V104     1840    50000 SH       X          1          50000      0    0
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209     5132   200000 SH       X          1         200000      0    0
YAMANA GOLD INC               COM            98462Y100     1366   100000 SH       X          1         100000      0    0


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